Stock-Base Compensation - Summary of Stock Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, Options (in shares)		8,221,000
Outstanding, Average Life	6 years 8 months 12 days	6 years 8 months 12 days	6 years 4 months 24 days
Outstanding, Weighted Average Exercise Price (usd per share)		$ 144.03
Exercisable, Options (in shares)		3,291,000
Exercisable, Weighted Average Exercise Price (usd per share)		$ 118.83	$ 109.21
$72.54-$100.48
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, Options (in shares)		475,000
Outstanding, Average Life	1 year 7 months 6 days
Outstanding, Weighted Average Exercise Price (usd per share)		$ 94.95
Exercisable, Options (in shares)		476,000
Exercisable, Weighted Average Exercise Price (usd per share)		$ 94.95
$101.87-$115.67
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, Options (in shares)		1,062,000
Outstanding, Average Life	3 years 8 months 12 days
Outstanding, Weighted Average Exercise Price (usd per share)		$ 109.51
Exercisable, Options (in shares)		1,062,000
Exercisable, Weighted Average Exercise Price (usd per share)		$ 109.51
$129.51-$141.06
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, Options (in shares)		1,766,000
Outstanding, Average Life	5 years 8 months 12 days
Outstanding, Weighted Average Exercise Price (usd per share)		$ 130.94
Exercisable, Options (in shares)		1,753,000
Exercisable, Weighted Average Exercise Price (usd per share)		$ 130.93
$151.41-$164.62
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, Options (in shares)		3,139,000
Outstanding, Average Life	7 years 7 months 6 days
Outstanding, Weighted Average Exercise Price (usd per share)		$ 158.11
Exercisable, Options (in shares)		0
Exercisable, Weighted Average Exercise Price (usd per share)		$ 0
$164.63-$165.89
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, Options (in shares)		1,779,000
Outstanding, Average Life	7 years 7 months 6 days
Outstanding, Weighted Average Exercise Price (usd per share)		$ 165.89
Exercisable, Options (in shares)		0
Exercisable, Weighted Average Exercise Price (usd per share)		$ 0